Franchise Arrangements (Schedule Of Revenues From Franchised Restaurants) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Franchise Arrangements [Abstract]
Rent	$ 121,122	$ 145,540	$ 171,859
Initial fees	611	564	929
Royalty fees	628	659	639
Total	122,361	146,763	173,427
Initial fees paid to McDonald's Corporation	747	885	1,150
Royalty fees paid to McDonald's Corporation	$ 49,742	$ 63,680	$ 69,933